Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			$ 24,332
Accumulated Amortization			(4,684)
Cumulative Impairment			(19,569)
Net Carrying Amount			79
Gross Carrying Amount	$ 300	$ 250	24,738
Accumulated Amortization	(201)	(165)	(4,684)
Cumulative Impairment on intangible assets			(19,975)
Net Carrying Amount	99	85	79
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	300	250	233
Accumulated Amortization	(201)	(165)	(154)
Cumulative Impairment
Net Carrying Amount	$ 99	$ 85	$ 79